DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
May 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.0%
Australia — 2.0%
Ampol Ltd.
2,139 49,391
ANZ Group Holdings Ltd.
27,246 511,889
APA Group(a)
14,419 79,016
Aristocrat Leisure Ltd.
5,988 178,926
ASX Ltd.
1,917 79,490
Atlassian Corp.*, Class A
1,413 221,643
Aurizon Holdings Ltd.
14,209 34,775
BHP Group Ltd.
47,404 1,403,224
BlueScope Steel Ltd.
4,523 63,590
Brambles Ltd.
13,059 123,673
CAR Group Ltd.
3,329 77,245
Cochlear Ltd.
694 148,876
Coles Group Ltd.
11,583 126,488
Commonwealth Bank of
Australia
15,596 1,239,883
Computershare Ltd.
4,988 88,040
CSL Ltd.
4,518 841,615
Dexus REIT
10,477 47,241
Endeavour Group Ltd.
12,096 39,900
Fortescue Ltd.
15,765 259,387
Goodman Group REIT
15,242 339,782
GPT Group REIT
19,443 54,179
Insurance Australia Group Ltd.
21,357 88,062
Lottery Corp. Ltd.
24,504 79,363
Macquarie Group Ltd.
3,618 459,455
Medibank Pvt Ltd.
27,118 67,090
Mineral Resources Ltd.
1,682 80,160
Mirvac Group REIT
38,525 50,217
National Australia Bank Ltd.
29,634 668,301
Northern Star Resources Ltd.
10,302 98,317
Orica Ltd.
4,506 54,900
Origin Energy Ltd.
17,349 117,572
Pilbara Minerals Ltd.
23,063 58,131
Pro Medicus Ltd.
686 54,802
Qantas Airways Ltd.*
7,301 29,861
QBE Insurance Group Ltd.
13,934 164,949
Ramsay Health Care Ltd.
1,792 56,144
REA Group Ltd.
552 68,543
Reece Ltd.
1,141 19,699
Rio Tinto Ltd.
3,480 298,462
Santos Ltd.
30,844 156,513
Scentre Group REIT
44,988 94,246
SEEK Ltd.
3,180 47,457
Seven Group Holdings Ltd.
1,614 42,066
Sonic Healthcare Ltd.
4,550 73,622
South32 Ltd.
38,095 100,580
Stockland REIT
25,966 77,709
Number
of Shares Value $
Suncorp Group Ltd.
11,553 122,242
Telstra Group Ltd.
33,222 76,667
Transurban Group(a)
29,313 243,878
Treasury Wine Estates Ltd.
7,868 59,285
Vicinity Ltd. REIT
44,890 58,215
Washington H Soul Pattinson &
Co. Ltd.
1,968 40,626
Wesfarmers Ltd.
10,384 448,123
Westpac Banking Corp.
32,082 554,313
WiseTech Global Ltd.
1,257 80,813
Woodside Energy Group Ltd.
17,526 322,862
Woolworths Group Ltd.
11,110 233,483
(Cost $11,165,970)
11,354,981
Austria — 0.1%
Erste Group Bank AG
3,134 153,443
OMV AG
1,638 82,225
Verbund AG
517 42,543
voestalpine AG
994 28,984
(Cost $265,783)
307,195
Belgium — 0.2%
Ageas SA/NV
1,353 67,125
Anheuser-Busch InBev SA/NV
8,078 505,298
D'ieteren Group
265 57,422
Elia Group SA/NV
279 28,289
Groupe Bruxelles Lambert NV
772 58,833
KBC Group NV
2,316 168,103
Lotus Bakeries NV
4 42,469
Sofina SA
121 29,188
Syensqo SA
720 71,457
UCB SA
1,249 174,438
Umicore SA
1,931 38,006
Warehouses De Pauw CVA REIT
1,431 41,571
(Cost $1,303,382)
1,282,199
Bermuda — 0.1%
Arch Capital Group Ltd.*
3,461 355,203
Everest Group Ltd.
382 149,335
(Cost $257,781)
504,538
Canada — 3.3%
Agnico Eagle Mines Ltd.
4,506 307,254
Air Canada*
1,343 17,931
Alimentation Couche-Tard, Inc.
7,014 409,319
AltaGas Ltd.
3,315 74,780
ARC Resources Ltd.
6,317 119,514
Bank of Montreal
6,960 620,613
Bank of Nova Scotia
11,489 543,792
Barrick Gold Corp.
16,813 286,764
BCE, Inc.
674 23,051
Brookfield Asset Management
Ltd., Class A
3,268 128,260

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Brookfield Corp.
12,982 565,222
BRP, Inc.
306 19,117
CAE, Inc.*
2,587 48,565
Cameco Corp.
3,779 209,666
Canadian Apartment Properties
REIT
752 24,604
Canadian Imperial Bank of
Commerce
8,422 417,532
Canadian National Railway Co.
5,168 657,776
Canadian Natural Resources Ltd.
9,905 760,777
Canadian Pacific Kansas City
Ltd.
8,988 715,334
Canadian Tire Corp. Ltd., Class A
562 56,087
Canadian Utilities Ltd., Class A
1,188 27,087
CCL Industries, Inc., Class B
1,363 70,242
Cenovus Energy, Inc.
12,781 266,374
CGI, Inc.*
2,029 200,332
Constellation Software, Inc.
195 542,316
Descartes Systems Group, Inc.*
759 70,079
Dollarama , Inc.
2,462 232,988
Element Fleet Management
Corp.
3,322 59,024
Emera , Inc.
2,485 86,519
Empire Co. Ltd., Class A
1,233 29,207
Enbridge, Inc.
19,615 717,027
Fairfax Financial Holdings Ltd.
172 193,597
First Quantum Minerals Ltd.
5,358 68,825
FirstService Corp.
381 55,928
Fortis, Inc.
2,768 110,688
Franco-Nevada Corp.
1,772 217,985
George Weston Ltd.
726 103,131
GFL Environmental, Inc.
2,512 79,074
Gildan Activewear , Inc.
1,967 75,237
Great-West Lifeco , Inc.
2,240 67,176
Hydro One Ltd., 144A
3,200 92,163
iA Financial Corp., Inc.
947 61,649
IGM Financial, Inc.
1,065 28,446
Imperial Oil Ltd.
2,059 145,458
Intact Financial Corp.
1,606 268,666
Ivanhoe Mines Ltd.*, Class A
5,551 80,141
Keyera Corp.
1,879 49,747
Kinross Gold Corp.
12,371 100,464
Loblaw Cos. Ltd.
1,499 174,076
Lululemon Athletica , Inc.*
1,061 331,021
Lundin Mining Corp.
5,566 63,984
Magna International, Inc.
2,498 112,993
Manulife Financial Corp.
16,035 416,417
MEG Energy Corp.*
2,401 52,119
Metro, Inc.
1,972 105,070
National Bank of Canada
3,110 265,770
Number
of Shares Value $
Northland Power, Inc.
2,394 40,920
Nutrien Ltd.
4,731 277,200
Onex Corp.
635 45,009
Open Text Corp.
2,228 65,182
Pan American Silver Corp.
3,465 76,283
Parkland Corp.
1,613 46,539
Pembina Pipeline Corp.
6,201 230,317
Power Corp. of Canada
5,423 157,421
Quebecor, Inc., Class B
1,381 29,126
Restaurant Brands International,
Inc.
2,644 181,277
RioCan Real Estate Investment
Trust REIT
1,374 17,428
Rogers Communications, Inc.,
Class B
3,532 142,690
Royal Bank of Canada
12,947 1,414,990
Saputo, Inc.
2,131 43,116
Shopify, Inc.*, Class A
11,143 659,351
Stantec , Inc.
1,015 81,906
Sun Life Financial, Inc.
5,363 268,750
Suncor Energy, Inc.(b)
12,400 505,770
TC Energy Corp.
9,245 356,466
Teck Resources Ltd., Class B
4,490 233,500
TELUS Corp.
4,346 71,448
TFI International, Inc.
739 97,767
Thomson Reuters Corp.
1,452 249,827
TMX Group Ltd.
2,790 74,869
Toromont Industries Ltd.
778 67,941
Toronto-Dominion Bank
16,264 909,157
Tourmaline Oil Corp.
2,900 143,835
Waste Connections, Inc.
2,341 384,673
West Fraser Timber Co. Ltd.
376 30,074
Wheaton Precious Metals Corp.
4,115 225,349
WSP Global, Inc.
1,195 179,712
(Cost $17,386,327)
18,934,871
Chile — 0.0%
Antofagasta PLC
(Cost $72,089)
3,634 101,929
Denmark — 1.0%
A.P. Moller — Maersk A/S, Class
A
16 28,038
A.P. Moller — Maersk A/S, Class
B
55 99,782
Carlsberg AS, Class B
866 117,093
Coloplast A/S, Class B
1,091 130,970
Danske Bank A/S
6,944 212,948
Demant A/S*
791 37,877
DSV A/S
1,745 267,692
Genmab A/S*
567 159,850
Novo Nordisk A/S, Class B
30,618 4,132,340

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Novonesis ( Novozymes ) B, Class
B
3,495 207,847
Orsted AS*, 144A
1,785 108,830
Pandora A/S
775 126,785
ROCKWOOL A/S, Class B
134 56,169
Tryg A/S
3,332 68,476
Vestas Wind Systems A/S*
9,402 263,900
(Cost $3,474,825)
6,018,597
Finland — 0.3%
Elisa OYJ
1,091 50,573
Fortum OYJ
4,336 65,971
Kesko OYJ, Class B
2,098 38,081
Kone OYJ, Class B
3,110 157,973
Metso Corp.
6,488 78,815
Neste OYJ
3,886 81,272
Nokia OYJ
51,566 201,025
Nordea Bank Abp
28,632 351,082
Orion OYJ, Class B
1,074 43,699
Sampo OYJ, Class A
4,401 188,434
Stora Enso OYJ, Class R
6,647 96,766
UPM- Kymmene OYJ
5,152 196,595
Wartsila OYJ Abp
4,390 91,527
(Cost $1,927,751)
1,641,813
France — 3.2%
Accor SA*
1,772 76,736
Aeroports de Paris SA
284 40,420
Air Liquide SA
5,013 982,084
Airbus SE
5,655 957,081
Alstom SA
3,110 60,738
Amundi SA*, 144A
848 65,040
Arkema SA
564 57,401
AXA SA
17,267 619,524
BioMerieux
462 48,725
BNP Paribas SA
9,592 704,966
Bollore SE
8,712 58,354
Bouygues SA
1,520 59,404
Bureau Veritas SA
3,009 90,157
Capgemini SE
1,484 299,007
Carrefour SA
4,872 79,283
Cie de Saint-Gobain SA
4,130 361,283
Cie Generale des Etablissements
Michelin SCA
6,655 268,397
Covivio SA REIT
665 34,508
Credit Agricole SA(b)
10,542 170,808
Danone SA
6,078 390,090
Dassault Aviation SA
202 43,639
Dassault Systemes SE
6,058 243,793
Edenred SE
2,257 105,481
Eiffage SA
767 84,390
Number
of Shares Value $
Engie SA
16,522 278,640
EssilorLuxottica SA
2,711 604,211
Eurazeo SE
411 34,468
Gecina SA REIT
475 51,050
Getlink SE
3,058 53,730
Hermes International SCA
293 692,144
Ipsen SA
302 39,539
Kering SA
697 240,014
Klepierre SA REIT
1,613 46,579
La Francaise des Jeux SAEM,
144A
758 27,122
Legrand SA
2,383 256,370
L'Oreal SA
2,243 1,100,865
LVMH Moet Hennessy Louis
Vuitton SE
2,575 2,054,356
Orange SA
18,800 218,890
Pernod Ricard SA
1,889 280,843
Publicis Groupe SA
2,115 236,033
Remy Cointreau SA
246 22,833
Renault SA
1,748 101,675
Rexel SA
1,868 56,396
Safran SA
3,257 757,015
Sanofi SA
10,868 1,059,016
Sartorius Stedim Biotech
273 54,132
Schneider Electric SE
5,184 1,280,033
SEB SA*
129 15,881
Societe Generale SA
7,200 214,089
Sodexo SA
889 82,709
Teleperformance SE
563 63,809
Thales SA
937 169,518
TotalEnergies SE
19,943 1,450,776
Unibail - Rodamco -Westfield REIT
1,090 95,445
Veolia Environnement SA
6,390 212,966
Vinci SA
4,838 601,107
Vivendi SE
6,516 71,445
(Cost $14,850,954)
18,425,008
Germany — 2.2%
adidas AG
1,542 387,530
Allianz SE
3,670 1,068,949
BASF SE
8,434 443,240
Bayer AG
9,116 279,473
Bayerische Motoren Werke AG
3,110 314,596
Bechtle AG*
660 31,984
Beiersdorf AG
881 138,058
Brenntag SE
1,236 88,532
Carl Zeiss Meditec AG
379 34,829
Commerzbank AG
9,773 164,873
Continental AG
972 65,676
Covestro AG*, 144A
1,782 95,547
CTS Eventim AG & Co. KGaA
693 59,734

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Daimler Truck Holding AG
4,746 201,814
Delivery Hero SE*, 144A
1,374 41,631
Deutsche Bank AG(c)
18,564 306,851
Deutsche Boerse AG
1,735 344,495
Deutsche Lufthansa AG
5,154 35,932
Deutsche Post AG
9,238 387,713
Deutsche Telekom AG
29,505 713,963
E.ON SE
21,617 288,180
Evonik Industries AG
1,934 42,348
Fresenius Medical Care AG
1,793 76,263
Fresenius SE & Co. KGaA *
3,699 117,578
GEA Group AG
1,434 59,592
Hannover Rueck SE
508 125,849
Heidelberg Materials AG
1,358 141,115
Henkel AG & Co. KGaA
994 79,421
Infineon Technologies AG
12,150 485,724
Knorr- Bremse AG
555 42,537
LEG Immobilien SE
584 51,505
Mercedes-Benz Group AG
7,619 549,207
Merck KGaA
1,177 212,746
MTU Aero Engines AG
551 136,681
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
1,315 653,682
Nemetschek SE
497 45,079
Puma SE
995 51,362
Rational AG
34 28,753
Rheinmetall AG
364 208,565
RWE AG
5,950 225,043
SAP SE
9,785 1,762,927
Scout24 SE, 144A
494 37,111
Siemens AG
7,043 1,347,664
Siemens Energy AG*
6,595 177,700
Siemens Healthineers AG, 144A
2,589 150,031
Symrise AG
1,249 148,269
Talanx AG
694 55,112
Volkswagen AG
259 36,861
Vonovia SE
7,129 222,890
Zalando SE*, 144A
1,886 49,651
(Cost $12,045,296)
12,814,866
Hong Kong — 0.5%
AIA Group Ltd.
105,061 811,792
BOC Hong Kong Holdings Ltd.
31,485 98,600
CK Asset Holdings Ltd.
18,751 73,941
CK Hutchison Holdings Ltd.
24,231 118,006
CK Infrastructure Holdings Ltd.
5,807 33,476
CLP Holdings Ltd.
14,867 117,536
Futu Holdings Ltd.*, ADR
570 42,830
Galaxy Entertainment Group Ltd.
18,598 89,146
Number
of Shares Value $
Hang Seng Bank Ltd.
6,263 86,940
Henderson Land Development
Co. Ltd.
15,563 48,340
HKT Trust & HKT Ltd.(a)
28,496 33,110
Hong Kong & China Gas Co. Ltd.
90,102 69,908
Hong Kong Exchanges &
Clearing Ltd.
11,293 379,352
Hongkong Land Holdings Ltd.
12,100 41,019
Jardine Matheson Holdings Ltd.
1,651 60,757
Link REIT
20,645 86,556
MTR Corp. Ltd.
15,468 52,395
Power Assets Holdings Ltd.
12,870 71,232
Prudential PLC
25,162 239,311
Sino Land Co. Ltd.
35,629 37,800
SITC International Holdings Co.
Ltd.
13,607 34,786
Sun Hung Kai Properties Ltd.
13,081 125,905
Swire Pacific Ltd., Class A
2,912 25,292
Swire Properties Ltd.
11,823 21,671
Techtronic Industries Co. Ltd.
12,904 157,850
WH Group Ltd., 144A
96,857 65,864
Wharf Holdings Ltd.
9,228 27,424
Wharf Real Estate Investment
Co. Ltd.
12,480 36,132
(Cost $4,339,634)
3,086,971
Ireland — 1.0%
Accenture PLC, Class A
5,868 1,656,478
AerCap Holdings NV
1,849 171,421
AIB Group PLC
14,499 82,163
Allegion PLC
839 102,207
Aptiv PLC*
2,523 210,065
Bank of Ireland Group PLC
9,438 107,736
DCC PLC
999 72,373
Experian PLC
8,169 375,156
Flutter Entertainment PLC*
1,643 311,689
James Hardie Industries PLC
CDI*
3,797 118,154
Johnson Controls International
PLC
6,273 451,091
Kerry Group PLC, Class A
1,616 136,487
Kingspan Group PLC
1,442 138,071
Medtronic PLC
12,621 1,026,971
Smurfit Kappa Group PLC
1,876 91,035
Trane Technologies PLC
2,113 691,923
(Cost $5,542,826)
5,743,020
Israel — 0.2%
Azrieli Group Ltd.
469 28,264
Bank Hapoalim BM
11,628 106,269
Bank Leumi Le-Israel BM
12,774 105,411
Check Point Software
Technologies Ltd.*
900 135,450

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
CyberArk Software Ltd.*
404 92,617
Elbit Systems Ltd.
279 52,721
Global-e Online Ltd.*
843 26,318
ICL Group Ltd.
6,683 31,095
Israel Discount Bank Ltd., Class
A
10,868 55,475
Mizrahi Tefahot Bank Ltd.
1,501 54,427
Monday.com Ltd.*
361 81,554
Nice Ltd.*
628 119,192
Teva Pharmaceutical Industries
Ltd.*, ADR
10,627 179,915
Wix.com Ltd.*
552 88,927
(Cost $1,078,541)
1,157,635
Italy — 0.7%
Amplifon SpA
1,091 40,092
Assicurazioni Generali SpA
10,089 258,482
Banco BPM SpA
11,006 78,905
Davide Campari-Milano NV
5,858 58,342
DiaSorin SpA
193 20,730
Enel SpA
74,729 539,974
Eni SpA
20,800 327,327
Ferrari NV
1,187 486,321
FinecoBank Banca Fineco SpA
5,773 93,036
Infrastrutture Wireless Italiane
SpA , 144A
2,498 27,254
Intesa Sanpaolo SpA
131,540 514,936
Leonardo SpA *
3,250 83,160
Mediobanca Banca di Credito
Finanziario SpA
4,914 77,459
Moncler SpA
1,877 124,787
Nexi SpA *, 144A
5,903 39,027
Poste Italiane SpA , 144A
3,361 45,974
Prysmian SpA
2,588 168,628
Recordati Industria Chimica e
Farmaceutica SpA
1,159 60,897
Snam SpA
18,479 87,244
Telecom Italia SpA *
131,452 34,534
Terna - Rete Elettrica Nazionale
11,213 93,999
UniCredit SpA
13,507 533,521
(Cost $2,753,902)
3,794,629
Jordan — 0.0%
Hikma Pharmaceuticals PLC
(Cost $57,249)
1,777 43,666
Luxembourg — 0.0%
ArcelorMittal SA
4,552 119,390
Eurofins Scientific SE
1,259 75,665
Tenaris SA
4,308 70,596
(Cost $276,177)
265,651
Macau — 0.0%
Sands China Ltd.*
Number
of Shares Value $
(Cost $88,849)
23,035 54,883
Netherlands — 1.6%
ABN AMRO Bank NV, 144A
4,310 73,225
Adyen NV*, 144A
209 268,820
Aegon Ltd.
9,419 60,779
Akzo Nobel NV
1,703 118,581
Argenx SE*
555 205,275
ASM International NV
471 327,346
ASML Holding NV
3,737 3,532,740
ASR Nederland NV
1,344 64,782
BE Semiconductor Industries NV
715 104,788
Euronext NV, 144A
812 79,644
EXOR NV
757 84,563
Ferrovial SE
4,623 181,979
Heineken Holding NV
1,216 99,139
Heineken NV
2,557 255,048
IMCD NV
576 87,168
ING Groep NV
30,716 545,663
JDE Peet's NV
648 14,224
Koninklijke Ahold Delhaize NV
8,765 271,566
Koninklijke KPN NV
32,668 122,139
Koninklijke Philips NV*
7,568 204,410
NN Group NV
2,837 131,787
NXP Semiconductors NV
2,336 635,625
OCI NV
923 25,110
Prosus NV*
13,382 484,928
QIAGEN NV*
2,030 86,762
Randstad NV
1,257 66,047
Stellantis NV
20,064 439,986
Universal Music Group NV
7,562 234,622
Wolters Kluwer NV
2,165 343,265
(Cost $6,640,987)
9,150,011
New Zealand — 0.1%
Auckland International Airport
Ltd.
11,352 54,403
Fisher & Paykel Healthcare Corp.
Ltd.
4,848 87,869
Mercury NZ Ltd.
6,286 25,799
Meridian Energy Ltd.
11,818 49,084
Spark New Zealand Ltd.
19,536 50,112
Xero Ltd.*
1,341 120,397
(Cost $411,889)
387,664
Norway — 0.2%
Aker BP ASA
2,807 71,875
DNB Bank ASA
8,439 164,898
Equinor ASA
8,628 248,819
Gjensidige Forsikring ASA
1,625 28,426
Kongsberg Gruppen ASA
852 73,139
Mowi ASA
3,724 66,596

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Norsk Hydro ASA
14,308 96,626
Orkla ASA
7,549 60,060
Salmar ASA
528 32,103
Telenor ASA
6,855 79,898
Yara International ASA
1,249 38,642
(Cost $1,035,857)
961,082
Poland — 0.0%
InPost SA*
(Cost $50,526)
2,819 50,526
Portugal — 0.1%
EDP - Energias de Portugal SA
32,988 133,614
Galp Energia SGPS SA
3,480 72,970
Jeronimo Martins SGPS SA
3,042 67,963
(Cost $271,816)
274,547
Singapore — 0.4%
CapitaLand Ascendas REIT
25,179 48,618
CapitaLand Integrated
Commercial Trust REIT
65,056 94,333
CapitaLand Investment Ltd.
16,402 32,277
DBS Group Holdings Ltd.
19,037 506,874
Genting Singapore Ltd.
29,008 19,529
Grab Holdings Ltd.*, Class A
19,026 69,825
Keppel Ltd.
15,500 77,059
Oversea-Chinese Banking Corp.
Ltd.
29,585 317,584
Sea Ltd.*, ADR
3,320 224,166
Sembcorp Industries Ltd.
8,600 32,384
Singapore Airlines Ltd.
14,250 71,371
Singapore Exchange Ltd.
9,131 64,580
Singapore Technologies
Engineering Ltd.
23,602 72,987
Singapore Telecommunications
Ltd.
78,000 143,109
United Overseas Bank Ltd.
10,801 246,033
Wilmar International Ltd.
20,400 46,635
(Cost $2,149,158)
2,067,364
Spain — 0.7%
Acciona SA
263 33,662
ACS Actividades de
Construccion y Servicios SA
2,138 95,440
Aena SME SA, 144A
646 125,953
Amadeus IT Group SA
4,476 317,497
Banco Bilbao Vizcaya Argentaria
SA
55,604 600,016
Banco de Sabadell SA
49,985 105,190
Banco Santander SA
149,990 787,198
CaixaBank SA
32,097 183,631
Cellnex Telecom SA*, 144A
5,402 196,634
EDP Renovaveis SA
2,593 41,436
Endesa SA
2,934 58,288
Number
of Shares Value $
Grifols SA*
3,110 31,493
Iberdrola SA
54,042 709,883
Industria de Diseno Textil SA
9,952 470,618
Redeia Corp. SA
3,622 65,036
Repsol SA
12,132 197,821
Telefonica SA
38,426 178,750
(Cost $3,267,708)
4,198,546
Sweden — 0.9%
Alfa Laval AB
3,017 139,186
Assa Abloy AB, Class B
9,068 264,870
Atlas Copco AB, Class A
24,776 473,037
Atlas Copco AB, Class B
14,500 238,859
Beijer Ref AB
2,838 45,914
Boliden AB
2,514 87,679
Epiroc AB, Class A
6,244 129,841
Epiroc AB, Class B
4,130 77,124
EQT AB
4,242 128,262
Essity AB, Class B
5,169 132,454
Evolution AB, 144A
1,611 172,784
Fastighets AB Balder*, Class B
7,170 48,172
Getinge AB, Class B
2,263 40,237
H & M Hennes & Mauritz AB,
Class B
6,579 116,101
Hexagon AB, Class B
20,920 229,147
Holmen AB, Class B
878 36,682
Husqvarna AB, Class B
3,062 25,242
Industrivarden AB, Class A
1,325 46,992
Industrivarden AB, Class C
1,610 56,350
Indutrade AB
2,510 64,533
Investment AB Latour , Class B
1,171 32,500
Investor AB, Class B
15,752 425,956
L E Lundbergforetagen AB,
Class B
569 28,836
Lifco AB, Class B
2,392 63,182
Nibe Industrier AB, Class B
14,231 72,229
Saab AB, Class B
2,980 71,800
Sagax AB, Class B
1,738 45,709
Sandvik AB
9,854 215,965
Securitas AB, Class B
5,840 59,859
Skandinaviska Enskilda Banken
AB, Class A
14,932 211,759
Skanska AB, Class B
2,493 43,912
SKF AB, Class B
2,932 63,924
Svenska Cellulosa AB SCA,
Class B
5,311 81,226
Svenska Handelsbanken AB,
Class A
12,453 116,796
Swedbank AB, Class A
8,514 176,559
Swedish Orphan Biovitrum AB*
1,726 46,345
Tele2 AB, Class B
4,925 48,046

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Telefonaktiebolaget LM Ericsson,
Class B
27,730 170,274
Telia Co. AB
22,853 59,212
Trelleborg AB, Class B
1,729 67,239
Volvo AB, Class A
2,501 67,726
Volvo AB, Class B
13,779 369,459
Volvo Car AB*, Class B
5,449 18,198
(Cost $4,997,078)
5,110,177
Switzerland — 3.0%
ABB Ltd.
14,859 813,650
Adecco Group AG
1,263 47,796
Alcon, Inc.
4,551 405,284
Avolta AG*
822 33,312
Bachem Holding AG
205 18,372
Baloise Holding AG
464 80,184
Banque Cantonale Vaudoise
276 29,079
Barry Callebaut AG
38 65,962
BKW AG
222 34,943
Chocoladefabriken Lindt &
Spruengli AG
1 118,827
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
8 93,200
Chubb Ltd.
3,701 1,002,305
Cie Financiere Richemont SA,
Class A
5,107 815,456
Clariant AG*
1,420 22,666
Coca-Cola HBC AG*
2,245 75,689
DSM- Firmenich AG
1,850 212,183
EMS- Chemie Holding AG
75 61,852
Garmin Ltd.
1,412 231,356
Geberit AG
349 212,924
Givaudan SA
89 417,994
Glencore PLC
97,426 596,336
Helvetia Holding AG
271 36,378
Holcim AG*
4,744 414,269
Julius Baer Group Ltd.
1,807 108,322
Kuehne + Nagel International AG
479 135,659
Logitech International SA
1,431 141,807
Lonza Group AG
693 373,635
Nestle SA
25,031 2,651,402
Novartis AG
18,322 1,892,214
Partners Group Holding AG
221 295,434
Roche Holding AG
6,613 1,693,292
Roche Holding AG
277 77,621
Sandoz Group AG
3,774 134,118
Schindler Holding AG
250 63,182
Schindler Holding AG
Participation Certificates
302 78,199
SGS SA
1,554 144,694
SIG Group AG*
2,757 57,239
Number
of Shares Value $
Sika AG
1,480 447,699
Sonova Holding AG
472 149,006
STMicroelectronics NV
6,176 253,805
Straumann Holding AG
988 128,134
Swatch Group AG — Bearer
280 59,948
Swatch Group AG — Registered
893 37,219
Swiss Life Holding AG
264 183,716
Swiss Prime Site AG
635 58,633
Swiss Re AG
2,844 361,588
Swisscom AG
276 152,417
Temenos AG
558 35,874
UBS Group AG
30,234 954,793
VAT Group AG, 144A
277 149,408
Zurich Insurance Group AG
1,328 697,305
(Cost $16,105,960)
17,356,380
United Kingdom — 3.9%
3i Group PLC
9,494 346,073
Admiral Group PLC
2,608 90,119
Amcor PLC
12,766 129,830
Anglo American PLC
11,564 370,070
Ashtead Group PLC
3,948 285,913
Associated British Foods PLC
2,886 93,699
AstraZeneca PLC
14,392 2,233,684
Auto Trader Group PLC, 144A
9,298 96,624
Aviva PLC
25,449 155,496
BAE Systems PLC
28,815 510,687
Barclays PLC
135,307 379,001
Barratt Developments PLC
8,628 55,277
Berkeley Group Holdings PLC
1,090 72,720
BP PLC
155,981 969,442
British American Tobacco PLC
18,490 568,527
BT Group PLC
63,614 105,777
Bunzl PLC
3,094 115,657
Burberry Group PLC
3,200 42,168
Centrica PLC
56,518 101,858
CNH Industrial NV
8,845 93,403
Coca-Cola Europacific Partners
PLC
1,798 132,531
Compass Group PLC
15,956 445,309
Croda International PLC
1,272 73,526
Diageo PLC
20,673 692,371
Endeavour Mining PLC
2,364 51,679
Entain PLC
5,830 50,119
Ferguson PLC
1,916 394,198
GSK PLC
38,252 860,329
Haleon PLC
64,511 267,022
Halma PLC
3,203 90,778
Hargreaves Lansdown PLC
3,089 41,512
HSBC Holdings PLC
179,264 1,589,457

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Imperial Brands PLC
8,237 203,560
Informa PLC
11,721 126,519
InterContinental Hotels Group
PLC
1,436 144,437
Intertek Group PLC
1,498 91,091
J Sainsbury PLC
16,474 58,142
JD Sports Fashion PLC
28,932 46,966
Kingfisher PLC
15,764 53,007
Land Securities Group PLC REIT
6,406 53,219
Legal & General Group PLC
64,481 205,243
Lloyds Banking Group PLC
603,018 426,262
London Stock Exchange Group
PLC
4,374 510,230
M&G PLC
25,614 64,930
Melrose Industries PLC
12,468 97,754
Mondi PLC
4,522 89,873
National Grid PLC
34,865 391,699
NatWest Group PLC
63,626 255,177
Next PLC
1,028 122,220
Pearson PLC
4,651 56,137
Pentair PLC
1,603 130,452
Persimmon PLC
2,931 53,924
Phoenix Group Holdings PLC
6,887 43,509
Reckitt Benckiser Group PLC
6,637 376,204
RELX PLC
17,027 740,548
Rentokil Initial PLC
22,922 120,911
Rio Tinto PLC
10,266 715,750
Rolls-Royce Holdings PLC*
79,095 456,591
Sage Group PLC
10,120 131,747
Schroders PLC
9,267 46,228
Segro PLC REIT
11,550 133,996
Severn Trent PLC
2,496 75,825
Shell PLC
59,198 2,119,054
Smith & Nephew PLC
8,069 101,748
Smiths Group PLC
2,991 65,576
Spirax-Sarco Engineering PLC
591 67,044
SSE PLC
9,573 213,906
Standard Chartered PLC
22,177 219,505
Taylor Wimpey PLC
29,441 55,158
Tesco PLC
62,040 245,657
Unilever PLC
23,474 1,278,870
United Utilities Group PLC
7,291 94,314
Vodafone Group PLC
202,841 195,294
Whitbread PLC
1,873 70,420
Willis Towers Watson PLC
945 241,249
Wise PLC*, Class A
6,193 64,223
WPP PLC
11,181 116,277
(Cost $19,637,140)
22,675,302
United States — 73.2%
3M Co.
5,040 504,706
Number
of Shares Value $
A O Smith Corp.
1,200 100,368
Abbott Laboratories
16,147 1,650,062
AbbVie, Inc.
16,560 2,670,134
Adobe, Inc.*
4,205 1,870,216
Advanced Micro Devices, Inc.*
15,047 2,511,344
AECOM
1,498 130,835
AES Corp.
6,243 134,786
Aflac, Inc.
5,282 474,693
Agilent Technologies, Inc.
2,723 355,106
Air Products and Chemicals, Inc.
2,062 549,935
Airbnb, Inc.*, Class A
4,004 580,300
Akamai Technologies, Inc.*
1,499 138,268
Albemarle Corp.
1,047 128,352
Albertsons Cos., Inc., Class A
3,255 67,183
Alexandria Real Estate Equities,
Inc. REIT
1,419 168,861
Align Technology, Inc.*
655 168,473
Alliant Energy Corp.
2,390 123,061
Allstate Corp.
2,488 416,790
Ally Financial, Inc.
2,934 114,338
Alnylam Pharmaceuticals, Inc.*
1,066 158,226
Alphabet, Inc.*, Class A
55,018 9,490,605
Alphabet, Inc.*, Class C
47,548 8,271,450
Altria Group, Inc.
16,658 770,432
Amazon.com, Inc.*
87,517 15,441,499
Ameren Corp.
2,473 181,444
American Electric Power Co.,
Inc.
4,903 442,496
American Express Co.
5,472 1,313,280
American Financial Group, Inc.
655 85,091
American Homes 4 Rent, Class
A REIT
2,834 102,137
American International Group,
Inc.
6,161 485,610
American Tower Corp. REIT
4,267 835,223
American Water Works Co., Inc.
1,836 240,094
Ameriprise Financial, Inc.
980 427,878
AMETEK, Inc.
2,097 355,609
Amgen, Inc.
5,076 1,552,495
Amphenol Corp., Class A
5,620 743,919
Analog Devices, Inc.
4,662 1,093,192
Annaly Capital Management,
Inc. REIT
4,474 88,138
ANSYS, Inc.*
829 263,166
Aon PLC, Class A
1,849 520,752
APA Corp.
3,196 97,574
Apollo Global Management, Inc.
3,658 424,913
Apple, Inc.
137,171 26,371,125
Applied Materials, Inc.
7,694 1,654,826
AppLovin Corp.*, Class A
1,519 123,768
Archer-Daniels-Midland Co.
5,029 314,011

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Ares Management Corp., Class
A
1,803 252,727
Arista Networks, Inc.*
2,568 764,365
Arthur J Gallagher & Co.
1,991 504,380
Aspen Technology, Inc.*
279 58,771
Assurant, Inc.
556 96,449
AT&T, Inc.
65,555 1,194,412
Atmos Energy Corp.
1,380 159,970
Autodesk, Inc.*
2,018 406,829
Automatic Data Processing, Inc.
3,875 949,065
AutoZone, Inc.*
166 459,810
AvalonBay Communities, Inc.
REIT
1,460 281,313
Avantor , Inc.*
5,599 134,824
Avery Dennison Corp.
766 174,334
Axon Enterprise, Inc.*
656 184,776
Baker Hughes Co.
9,479 317,357
Ball Corp.
2,926 203,152
Bank of America Corp.
66,464 2,657,895
Bank of New York Mellon Corp.
7,141 425,675
Bath & Body Works, Inc.
1,954 101,491
Baxter International, Inc.
4,501 153,439
Becton Dickinson and Co.
2,787 646,500
Bentley Systems, Inc., Class B
1,204 60,489
Berkshire Hathaway, Inc.*,
Class B
12,200 5,055,680
Best Buy Co., Inc.
2,045 173,457
Biogen, Inc.*
1,345 302,544
BioMarin Pharmaceutical, Inc.*
1,661 124,691
Bio-Rad Laboratories, Inc.*,
Class A
238 68,273
Bio- Techne Corp.
1,460 112,697
BlackRock, Inc.
1,395 1,076,982
Blackstone, Inc.
6,616 797,228
Block, Inc.*
4,964 318,093
Boeing Co.*
5,291 939,735
Booking Holdings, Inc.
319 1,204,656
Booz Allen Hamilton Holding
Corp.
1,100 167,431
Boston Properties, Inc. REIT
1,262 76,566
Boston Scientific Corp.*
13,759 1,039,768
Bristol-Myers Squibb Co.
19,428 798,297
Broadcom, Inc.
4,106 5,455,026
Broadridge Financial Solutions,
Inc.
1,077 216,229
Brookfield Renewable Corp.,
Class A
1,176 37,071
Brown & Brown, Inc.
2,372 212,318
Brown-Forman Corp., Class B
1,670 76,586
Builders FirstSource , Inc.*
1,091 175,422
Bunge Global SA
1,355 145,784
Number
of Shares Value $
Burlington Stores, Inc.*
556 133,468
C.H. Robinson Worldwide, Inc.
1,167 100,794
Cadence Design Systems, Inc.*
2,505 717,207
Caesars Entertainment, Inc.*
1,888 67,137
Camden Property Trust REIT
887 91,051
Campbell Soup Co.
1,685 74,780
Capital One Financial Corp.
3,776 519,691
Cardinal Health, Inc.
2,273 225,641
Carlisle Cos., Inc.
452 189,067
Carlyle Group, Inc.
1,736 74,579
CarMax, Inc.*
1,359 95,483
Carnival Corp.*
9,291 140,108
Carrier Global Corp.
7,815 493,830
Catalent , Inc.*
1,514 81,438
Caterpillar, Inc.
4,611 1,560,916
Cboe Global Markets, Inc.
890 153,961
CBRE Group, Inc.*, Class A
2,784 245,187
CDW Corp.
1,216 271,922
Celanese Corp.
1,052 159,946
Celsius Holdings, Inc.*
1,435 114,771
Cencora , Inc.
1,554 352,090
Centene Corp.*
5,104 365,395
CenterPoint Energy, Inc.
5,787 176,561
CF Industries Holdings, Inc.
1,866 148,776
Charles River Laboratories
International, Inc.*
480 100,051
Charles Schwab Corp.
14,458 1,059,482
Charter Communications, Inc.*,
Class A
885 254,101
Cheniere Energy, Inc.
2,259 356,448
Chesapeake Energy Corp.(b)
888 80,746
Chevron Corp.
16,301 2,645,652
Chipotle Mexican Grill, Inc.*
267 835,582
Chord Energy Corp.
580 107,538
Church & Dwight Co., Inc.
2,186 233,924
Cigna Group
2,586 891,187
Cincinnati Financial Corp.
1,423 167,316
Cintas Corp.
847 574,241
Cisco Systems, Inc.
37,514 1,744,401
Citigroup, Inc.
18,140 1,130,303
Citizens Financial Group, Inc.
4,500 158,805
Cleveland-Cliffs, Inc.*
4,788 82,737
Clorox Co.
1,111 146,163
Cloudflare , Inc.*, Class A
2,832 191,698
CME Group, Inc.
3,336 677,141
CMS Energy Corp.
2,461 154,871
Coca-Cola Co.
38,219 2,405,122
Cognizant Technology Solutions
Corp., Class A
4,652 307,730
Coinbase Global, Inc.*, Class A
1,748 394,908

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Colgate-Palmolive Co.
7,551 701,941
Comcast Corp., Class A
37,379 1,496,281
Conagra Brands, Inc.
4,558 136,193
Confluent, Inc.*, Class A
1,498 38,903
ConocoPhillips
11,017 1,283,260
Consolidated Edison, Inc.
3,271 309,273
Constellation Brands, Inc., Class
A
1,571 393,111
Constellation Energy Corp.
2,846 618,293
Cooper Cos., Inc.
1,806 170,324
Copart , Inc.*
8,200 435,092
Corebridge Financial, Inc.
2,299 67,062
Corning, Inc.
7,482 278,779
Corpay , Inc.*
617 165,152
Corteva , Inc.
6,646 371,777
CoStar Group, Inc.*
3,771 294,779
Costco Wholesale Corp.
4,138 3,351,325
Coterra Energy, Inc.
7,468 212,987
CRH PLC
6,457 502,964
Crowdstrike Holdings, Inc.*,
Class A
2,113 662,785
Crown Castle, Inc. REIT
3,934 403,235
Crown Holdings, Inc.
1,206 101,533
CSX Corp.
18,104 611,010
Cummins, Inc.
1,207 340,048
CVS Health Corp.
11,869 707,392
D.R. Horton, Inc.
2,747 406,007
Danaher Corp.
6,515 1,673,052
Darden Restaurants, Inc.
1,166 175,355
Datadog , Inc.*, Class A
2,619 288,561
DaVita, Inc.*
598 87,978
Dayforce , Inc.*
1,539 76,119
Deckers Outdoor Corp.*
263 287,701
Deere & Co.
2,458 921,160
Dell Technologies, Inc., Class C
2,350 327,966
Delta Air Lines, Inc.
1,172 59,795
Devon Energy Corp.
6,187 303,658
Dexcom , Inc.*
3,534 419,733
Diamondback Energy, Inc.
1,501 299,089
Dick's Sporting Goods, Inc.
537 122,243
Digital Realty Trust, Inc. REIT
2,907 422,503
Discover Financial Services
2,388 292,912
DocuSign, Inc.*
1,794 98,204
Dollar General Corp.
2,097 287,100
Dollar Tree, Inc.*
2,047 241,444
Dominion Energy, Inc.
7,752 417,988
Domino's Pizza, Inc.
324 164,780
DoorDash , Inc.*, Class A
2,855 314,364
Dover Corp.
1,336 245,584
Dow, Inc.
6,646 383,009
Number
of Shares Value $
DraftKings , Inc.*, Class A
3,844 135,040
DTE Energy Co.
1,867 217,562
Duke Energy Corp.
7,015 726,544
DuPont de Nemours, Inc.
3,944 324,039
Dynatrace , Inc.*
2,708 123,837
Eastman Chemical Co.
971 98,391
Eaton Corp. PLC
3,675 1,223,224
eBay, Inc.
4,896 265,461
Ecolab, Inc.
2,394 555,887
Edison International
3,545 272,433
Edwards Lifesciences Corp.*
5,738 498,575
Electronic Arts, Inc.
2,381 316,387
Elevance Health, Inc.
2,171 1,169,040
Eli Lilly & Co.
7,560 6,201,770
EMCOR Group, Inc.
411 159,739
Emerson Electric Co.
5,420 607,907
Enphase Energy, Inc.*
1,246 159,363
Entegris , Inc.
1,441 182,070
Entergy Corp.
2,237 251,640
EOG Resources, Inc.
5,336 664,599
EPAM Systems, Inc.*
526 93,591
EQT Corp.
3,728 153,184
Equifax, Inc.
1,128 261,008
Equinix , Inc. REIT
866 660,741
Equitable Holdings, Inc.
3,632 150,692
Equity LifeStyle Properties, Inc.
REIT
1,779 111,668
Equity Residential REIT
3,448 224,223
Erie Indemnity Co., Class A
270 97,856
Essential Utilities, Inc.
2,998 113,115
Essex Property Trust, Inc. REIT
620 161,070
Estee Lauder Cos., Inc., Class A
2,105 259,673
Etsy, Inc.*
1,156 73,371
Evergy , Inc.
2,088 114,130
Eversource Energy
3,679 217,907
Exact Sciences Corp.*
1,613 73,311
Exelon Corp.
9,185 344,897
Expedia Group, Inc.*
1,256 141,752
Expeditors International of
Washington, Inc.
1,312 158,621
Extra Space Storage, Inc. REIT
1,908 276,221
Exxon Mobil Corp.
41,808 4,902,406
F5, Inc.*
553 93,440
FactSet Research Systems, Inc.
359 145,129
Fair Isaac Corp.*
242 312,163
Fastenal Co.
5,233 345,273
FedEx Corp.
2,197 557,950
Fidelity National Financial, Inc.
2,274 114,519
Fidelity National Information
Services, Inc.
5,631 427,280

DBX ETF Trust | 11
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Fifth Third Bancorp
6,282 235,072
First Citizens BancShares , Inc.,
Class A
85 144,367
First Solar, Inc.*
894 242,953
FirstEnergy Corp.
5,422 218,290
Fiserv, Inc.*
5,550 831,168
Ford Motor Co.
36,480 442,502
Fortinet, Inc.*
5,797 343,878
Fortive Corp.
3,235 240,813
Fortune Brands Innovations, Inc.
1,269 88,906
Fox Corp., Class A
2,490 85,731
Fox Corp., Class B
1,379 44,045
Franklin Resources, Inc.
2,924 69,006
Freeport-McMoRan, Inc.
13,751 725,090
Gaming and Leisure Properties,
Inc. REIT
2,728 122,487
Gartner, Inc.*
765 321,048
GE HealthCare Technologies,
Inc.
3,777 294,606
GE Vernova , Inc.*
2,534 445,731
Gen Digital, Inc.
4,949 122,884
General Dynamics Corp.
2,111 632,814
General Electric Co.
10,136 1,673,859
General Mills, Inc.
5,394 370,837
General Motors Co.
10,834 487,422
Genuine Parts Co.
1,362 196,319
Gilead Sciences, Inc.
11,486 738,205
Global Payments, Inc.
2,375 241,894
GoDaddy , Inc.*, Class A
1,238 172,862
Goldman Sachs Group, Inc.
3,051 1,392,843
Graco , Inc.
1,476 119,187
Halliburton Co.
8,529 313,014
Hartford Financial Services
Group, Inc.
2,975 307,764
HCA Healthcare, Inc.
1,848 627,858
Healthpeak Properties, Inc. REIT
6,557 130,484
HEICO Corp.
382 84,716
HEICO Corp., Class A
722 126,827
Henry Schein, Inc.*
1,171 81,197
Hershey Co.
1,355 268,060
Hess Corp.
2,484 382,784
Hewlett Packard Enterprise Co.
11,883 209,735
HF Sinclair Corp.
1,489 82,237
Hilton Worldwide Holdings, Inc.
2,465 494,479
Hologic , Inc.*
2,114 155,971
Home Depot, Inc.
9,277 3,106,589
Honeywell International, Inc.
6,164 1,246,299
Hormel Foods Corp.
2,920 90,462
Host Hotels & Resorts, Inc. REIT
6,269 112,466
Howmet Aerospace, Inc.
3,698 313,036
Number
of Shares Value $
HP, Inc.
8,539 311,673
Hubbell, Inc.
466 181,223
HubSpot , Inc.*
472 288,416
Humana, Inc.
1,149 411,480
Huntington Bancshares, Inc.
13,676 190,370
Huntington Ingalls Industries,
Inc.
326 82,511
Hyatt Hotels Corp., Class A
311 45,863
IDEX Corp.
741 154,602
IDEXX Laboratories, Inc.*
797 396,069
Illinois Tool Works, Inc.
2,834 687,953
Illumina, Inc.*
1,500 156,420
Incyte Corp.*
1,772 102,404
Ingersoll Rand, Inc.
3,718 345,960
Insulet Corp.*
645 114,288
Intel Corp.
39,515 1,219,038
Intercontinental Exchange, Inc.
5,226 699,761
International Business Machines
Corp.
8,667 1,446,089
International Flavors &
Fragrances, Inc.
2,345 225,542
International Paper Co.
3,452 155,651
Interpublic Group of Cos., Inc.
3,596 112,807
Intuit, Inc.
2,601 1,499,320
Intuitive Surgical, Inc.*
3,311 1,331,419
Invitation Homes, Inc. REIT
5,620 195,520
IQVIA Holdings, Inc.*
1,643 359,965
Iron Mountain, Inc. REIT
2,790 225,125
J M Smucker Co.
999 111,528
Jabil, Inc.
1,206 143,393
Jack Henry & Associates, Inc.
603 99,302
Jacobs Solutions, Inc.
1,365 190,199
JB Hunt Transport Services, Inc.
708 113,811
Johnson & Johnson
22,569 3,310,195
JPMorgan Chase & Co.
26,870 5,444,668
Juniper Networks, Inc.
2,492 88,890
Kellanova
2,523 152,238
Kenvue , Inc.
17,844 344,389
Keurig Dr Pepper, Inc.
9,853 337,465
KeyCorp
9,463 135,983
Keysight Technologies, Inc.*
1,647 228,077
Kimberly-Clark Corp.
3,110 414,563
Kimco Realty Corp. REIT
6,186 119,761
Kinder Morgan, Inc.
19,068 371,635
KKR & Co., Inc.
5,992 616,217
KLA Corp.
1,291 980,553
Knight-Swift Transportation
Holdings, Inc.
1,360 65,620
Kraft Heinz Co.
7,960 281,545
Kroger Co.
6,588 345,014

12 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
L3Harris Technologies, Inc.
1,757 395,026
Labcorp Holdings, Inc.
888 173,080
Lam Research Corp.
1,248 1,163,685
Lamb Weston Holdings, Inc.
1,264 111,599
Las Vegas Sands Corp.
3,729 167,917
Lattice Semiconductor Corp.*
1,278 94,879
Leidos Holdings, Inc.
1,318 193,812
Lennar Corp., Class A
2,285 366,400
Lennox International, Inc.
279 140,225
Liberty Media Corp.-Liberty
Formula One*, Class C
1,949 144,499
Linde PLC
4,567 1,989,020
Live Nation Entertainment, Inc.*
1,617 151,578
LKQ Corp.
2,195 94,451
Lockheed Martin Corp.
2,031 955,261
Loews Corp.
1,769 135,859
Lowe's Cos., Inc.
5,315 1,176,156
LPL Financial Holdings, Inc.
753 215,516
LyondellBasell Industries NV,
Class A
2,244 223,098
M&T Bank Corp.
1,520 230,432
Manhattan Associates, Inc.*
570 125,138
Marathon Oil Corp.
6,380 184,765
Marathon Petroleum Corp.
3,438 607,185
Markel Group, Inc.*
122 200,274
MarketAxess Holdings, Inc.
303 60,276
Marriott International, Inc.,
Class A
2,381 550,416
Marsh & McLennan Cos., Inc.
4,560 946,565
Martin Marietta Materials, Inc.
622 355,834
Marvell Technology, Inc.
7,877 542,016
Masco Corp.
2,011 140,609
Mastercard , Inc., Class A
7,800 3,487,146
Match Group, Inc.*
2,493 76,361
McCormick & Co., Inc.
2,347 169,500
McDonald's Corp.
6,731 1,742,589
McKesson Corp.
1,235 703,444
Merck & Co., Inc.
23,797 2,987,475
Meta Platforms, Inc., Class A
20,474 9,557,877
MetLife, Inc.
5,748 415,983
Mettler -Toledo International,
Inc.*
213 299,071
MGM Resorts International*
2,639 106,009
Microchip Technology, Inc.
5,076 493,539
Micron Technology, Inc.
10,517 1,314,625
Microsoft Corp.
65,930 27,369,521
MicroStrategy , Inc.*, Class A
149 227,149
Mid-America Apartment
Communities, Inc. REIT
1,082 144,674
Moderna , Inc.*
2,980 424,799
Molina Healthcare, Inc.*
563 177,109
Number
of Shares Value $
Molson Coors Beverage Co.,
Class B
1,691 92,684
Mondelez International, Inc.,
Class A
12,517 857,790
MongoDB, Inc.*
664 156,744
Monolithic Power Systems, Inc.
493 362,666
Monster Beverage Corp.*
7,128 370,086
Moody's Corp.
1,550 615,334
Morgan Stanley
11,708 1,145,511
Mosaic Co.
3,076 95,141
Motorola Solutions, Inc.
1,499 547,000
MSCI, Inc.
766 379,308
Nasdaq, Inc.
4,002 236,238
NetApp, Inc.
2,042 245,918
Netflix, Inc.*
4,042 2,593,428
Neurocrine Biosciences, Inc.*
880 119,161
Newmont Corp.
10,503 440,496
News Corp., Class A
3,699 100,576
NextEra Energy, Inc.
19,093 1,527,822
NIKE, Inc., Class B
11,503 1,093,360
NiSource, Inc.
3,719 108,074
Nordson Corp.
555 130,270
Norfolk Southern Corp.
2,090 469,832
Northern Trust Corp.
1,924 162,078
Northrop Grumman Corp.
1,358 612,146
NRG Energy, Inc.
2,302 186,462
Nucor Corp.
2,334 394,096
NVIDIA Corp.
23,346 25,594,920
NVR, Inc.*
33 253,464
Occidental Petroleum Corp.
6,187 386,688
Okta , Inc.*
1,398 123,975
Old Dominion Freight Line, Inc.
1,821 319,130
Omnicom Group, Inc.
1,863 173,184
ON Semiconductor Corp.*
4,152 303,262
ONEOK, Inc.
5,778 468,018
Oracle Corp.
15,236 1,785,507
O'Reilly Automotive, Inc.*
572 550,985
Otis Worldwide Corp.
4,016 398,387
Ovintiv , Inc.
2,231 115,276
Owens Corning
884 160,066
PACCAR, Inc.
4,975 534,813
Packaging Corp. of America
890 163,306
Palantir Technologies, Inc.*,
Class A
16,916 366,739
Palo Alto Networks, Inc.*
3,045 898,001
Paramount Global, Class B
3,870 46,092
Parker-Hannifin Corp.
1,206 641,013
Paychex, Inc.
3,015 362,282
Paycom Software, Inc.
487 70,771
Paylocity Holding Corp.*
325 46,205

DBX ETF Trust | 13
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
PayPal Holdings, Inc.*
9,374 590,468
PepsiCo, Inc.
12,899 2,230,237
Pfizer, Inc.
52,609 1,507,774
PG&E Corp.
18,438 341,841
Philip Morris International, Inc.
14,370 1,456,831
Phillips 66
4,019 571,140
Pinterest, Inc.*, Class A
6,121 253,960
PNC Financial Services Group,
Inc.
3,776 594,305
Pool Corp.
330 119,972
PPG Industries, Inc.
2,115 277,932
PPL Corp.
6,735 197,538
Principal Financial Group, Inc.
2,170 178,027
Procter & Gamble Co.
21,961 3,613,463
Progressive Corp.
5,390 1,138,260
Prologis, Inc. REIT
8,511 940,380
Prudential Financial, Inc.
3,407 410,032
PTC, Inc.*
1,200 211,488
Public Service Enterprise Group,
Inc.
4,766 361,072
Public Storage REIT
1,501 411,019
PulteGroup, Inc.
1,991 233,584
Pure Storage, Inc.*, Class A
2,907 175,263
Qorvo , Inc.*
956 94,061
QUALCOMM, Inc.
10,404 2,122,936
Quanta Services, Inc.
1,332 367,552
Quest Diagnostics, Inc.
974 138,279
Raymond James Financial, Inc.
1,789 219,600
RB Global, Inc.
1,637 118,961
Realty Income Corp. REIT
7,706 408,880
Regency Centers Corp. REIT
1,501 92,161
Regeneron Pharmaceuticals,
Inc.*
1,037 1,016,426
Regions Financial Corp.
9,982 193,152
Reliance, Inc.
494 148,585
Repligen Corp.*
444 66,196
Republic Services, Inc.
1,952 361,491
ResMed , Inc.
1,358 280,196
Revvity , Inc.
1,098 119,967
Rivian Automotive, Inc.*(b),
Class A
5,857 63,958
Robinhood Markets, Inc.*, Class
A
3,941 82,367
ROBLOX Corp.*, Class A
3,946 132,665
Rockwell Automation, Inc.
1,038 267,316
Roku, Inc.*
1,095 62,853
Rollins, Inc.
2,816 128,663
Roper Technologies, Inc.
975 519,441
Ross Stores, Inc.
3,066 428,504
Royal Caribbean Cruises Ltd.*
2,306 340,550
Royalty Pharma PLC, Class A
3,991 109,393
Number
of Shares Value $
RPM International, Inc.
1,172 131,381
RTX Corp.
12,367 1,333,286
S&P Global, Inc.
2,944 1,258,589
Salesforce, Inc.
8,999 2,109,726
Samsara, Inc.*, Class A
1,726 58,563
SBA Communications Corp.
REIT
1,064 209,268
Schlumberger NV
13,234 607,308
Seagate Technology Holdings
PLC
1,771 165,128
SEI Investments Co.
1,097 74,278
Sempra
5,754 443,231
ServiceNow , Inc.*
1,892 1,242,912
Sherwin-Williams Co.
2,272 690,234
Simon Property Group, Inc. REIT
3,140 475,113
Skyworks Solutions, Inc.
1,507 139,639
Snap, Inc.*, Class A
9,775 146,821
Snap-on, Inc.
469 127,971
Snowflake, Inc.*, Class A
2,992 407,451
Solventum Corp.*
1,260 74,768
Southern Co.
10,162 814,383
Southwest Airlines Co.
1,362 36,556
SS&C Technologies Holdings,
Inc.
2,309 143,273
Stanley Black & Decker, Inc.
1,507 131,365
Starbucks Corp.
10,553 846,562
State Street Corp.
2,904 219,513
Steel Dynamics, Inc.
1,539 206,026
STERIS PLC
889 198,140
Stryker Corp.
3,198 1,090,806
Sun Communities, Inc. REIT
1,089 128,491
Super Micro Computer, Inc.*
476 373,427
Synchrony Financial
4,167 182,515
Synopsys, Inc.*
1,431 802,505
Sysco Corp.
4,606 335,409
T. Rowe Price Group, Inc.
2,048 241,316
Take-Two Interactive Software,
Inc.*
1,659 266,037
Targa Resources Corp.
2,010 237,642
Target Corp.
4,353 679,764
TE Connectivity Ltd.
2,938 439,819
Teledyne Technologies, Inc.*
442 175,452
Teleflex, Inc.
457 95,545
Teradyne, Inc.
1,502 211,692
Tesla, Inc.*
26,673 4,749,928
Texas Instruments, Inc.
8,445 1,646,859
Texas Pacific Land Corp.
195 119,790
Textron, Inc.
1,961 171,803
Thermo Fisher Scientific, Inc.
3,548 2,015,193
TJX Cos., Inc.
10,668 1,099,871

14 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
T-Mobile US, Inc.
5,135 898,420
Toast, Inc.*, Class A
3,104 75,210
Toro Co.
915 73,374
Tractor Supply Co.
941 268,458
Trade Desk, Inc.*, Class A
4,090 379,470
Tradeweb Markets, Inc., Class A
993 108,247
TransDigm Group, Inc.
504 676,988
TransUnion
1,888 135,785
Travelers Cos., Inc.
2,093 451,460
Trimble, Inc.*
2,392 133,187
Truist Financial Corp.
12,278 463,495
Twilio , Inc.*, Class A
1,530 87,822
Tyler Technologies, Inc.*
429 206,074
Tyson Foods, Inc., Class A
2,562 146,675
Uber Technologies, Inc.*
17,374 1,121,665
UDR, Inc. REIT
2,891 111,650
U-Haul Holding Co.
844 51,307
UiPath , Inc.*, Class A
3,401 41,696
Ulta Beauty, Inc.*
446 176,210
Union Pacific Corp.
5,731 1,334,291
United Parcel Service, Inc.,
Class B
6,679 927,913
United Rentals, Inc.
652 436,455
United Therapeutics Corp.*
414 113,904
UnitedHealth Group, Inc.
8,634 4,277,025
Unity Software, Inc.*
2,386 43,592
Universal Health Services, Inc.,
Class B
547 103,821
US Bancorp
14,500 587,975
Valero Energy Corp.
2,927 459,949
Veeva Systems, Inc.*, Class A
1,418 247,087
Ventas, Inc. REIT
3,655 183,700
Veralto Corp.
2,112 208,201
VeriSign, Inc.*
885 154,273
Verisk Analytics, Inc.
1,326 335,186
Verizon Communications, Inc.
38,912 1,601,229
Vertex Pharmaceuticals, Inc.*
2,412 1,098,280
Vertiv Holdings Co., Class A
3,233 317,060
Viatris , Inc.
10,979 116,377
VICI Properties, Inc. REIT
10,129 290,804
Visa, Inc., Class A
14,768 4,023,689
Vistra Corp.
3,507 347,474
Vulcan Materials Co.
1,281 327,641
W.R. Berkley Corp.
1,743 141,235
W.W. Grainger, Inc.
422 388,856
Walgreens Boots Alliance, Inc.
6,581 106,744
Walmart, Inc.
41,262 2,713,389
Walt Disney Co.
16,949 1,761,171
Warner Bros Discovery, Inc.*
21,456 176,797
Waste Management, Inc.
3,812 803,303
Number
of Shares Value $
Waters Corp.*
567 175,146
Watsco , Inc.
279 132,497
WEC Energy Group, Inc.
2,861 231,827
Wells Fargo & Co.
32,935 1,973,465
Welltower , Inc. REIT
5,188 537,840
West Pharmaceutical Services,
Inc.
671 222,376
Western Digital Corp.*
3,086 232,345
Westinghouse Air Brake
Technologies Corp.
1,618 273,814
Westlake Corp.
310 49,774
Westrock Co.
2,404 128,951
Weyerhaeuser Co. REIT
6,852 205,766
Williams Cos., Inc.
11,746 487,576
Williams-Sonoma, Inc.
557 163,324
Workday, Inc.*, Class A
1,916 405,138
WP Carey, Inc. REIT
2,144 120,922
Wynn Resorts Ltd.
999 94,785
Xcel Energy, Inc.
5,061 280,632
Xylem, Inc.
2,164 305,167
Yum! Brands, Inc.
2,586 355,394
Zebra Technologies Corp.*,
Class A
439 137,117
Zillow Group, Inc.*, Class C
1,268 51,925
Zimmer Biomet Holdings, Inc.
1,867 214,985
Zoetis, Inc.
4,259 722,156
Zoom Video Communications,
Inc.*, Class A
2,408 147,707
Zscaler , Inc.*
883 150,075
(Cost $323,539,351)
421,871,235
Uruguay — 0.1%
MercadoLibre , Inc.*
(Cost $492,174)
430 741,999
TOTAL COMMON STOCKS
(Cost $455,486,980)
570,377,285
PREFERRED STOCKS — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG
466 44,721
Dr Ing hc F Porsche AG, 144A
1,014 83,551
Henkel AG & Co. KGaA
1,599 144,286
Porsche Automobil Holding SE
1,431 78,482
Sartorius AG
259 67,903
Volkswagen AG
1,897 236,829
(Cost $836,072)
655,772
RIGHTS — 0.0%
France — 0.0%
Alstom SA* , expires 6/24/24
(Cost $0)
3,110 3,337

DBX ETF Trust | 15
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
Number
of Shares Value $
United Kingdom — 0.0%
National Grid PLC* , expires
6/24/24
(Cost $0)
10,168 25,381
TOTAL RIGHTS
(Cost $0)
28,718
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.*(d)
,
expires 8/22/28
(Cost $0)
214 0
Number
of Shares Value $
SECURITIES LENDING
COLLATERAL — 0.2%
DWS Government & Agency
Securities Portfolio “DWS
Government Cash Institutional
Shares"(e)(f), 5.24%
(Cost $798,823)
798,823 798,823
CASH EQUIVALENTS — 0.3%
DWS Government Money
Market Series "Institutional
Shares"(e), 5.26%
(Cost $1,695,913)
1,695,913 1,695,913
TOTAL INVESTMENTS — 99.6%
(Cost $458,817,788)
573,556,511
Other assets and liabilities,
net — 0.4%
2,508,972
NET ASSETS — 100.0%
576,065,483
 *(a)(b)(c)  (d)
Value ($) at
8/31/2023
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG (c)
211,696 — (11,659) 3,843 102,971 9,086 — 18,564 306,851
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.24% (e)(f)
— 798,823 (g) — — — 8,858 — 798,823 798,823
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series "Institutional Shares", 5.26% (e)
820,287 9,024,732 (8,149,106) — — 47,733 — 1,695,913 1,695,913
1,031,983 9,823,555 (8,160,765) 3,843 102,971 65,677 — 2,513,300 2,801,587
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $762,948, which is 0.1% of net assets.
(c)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)
Investment was valued using significant unobservable inputs.
(e)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.

16 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Securities are listed in country of domicile.
At May 31, 2024 the Xtrackers MSCI Kokusai Equity ETF had the following sector diversification:
At May 31, 2024, open futures contracts purchased were as follows:
Currency Abbreviations
ADR: American Depositary Receipt
CDI: Chess Depositary Interests
CVA: Credit Valuation Adjustment
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Information Technology
142,235,206 24 .9
Financials
88,015,985 15 .4
Health Care
68,737,006 12 .0
Industrials
59,140,344 10 .4
Consumer Discretionary
55,063,558 9 .6
Communication Services
43,995,662 7 .7
Consumer Staples
37,809,655 6 .6
Energy
26,644,059 4 .7
Materials
22,124,221 3 .9
Utilities
15,292,465 2 .7
Real Estate
12,003,614 2 .1
Total
571,061,775 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ ) †
MINI S&P/TSX 60 Futures
CAD 2 96,696 97,891 6/20/2024 1,195
MSCI EAFE Futures
USD 9 1,044,644 1,066,590 6/21/2024 21,946
S&P 500 E-Mini Futures
USD 14 3,662,497 3,706,850 6/21/2024 44,353
Total unrealized appreciation
67,494
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
May 31, 2024.
CAD Canadian Dollar
USD U.S. Dollar

DBX ETF Trust | 17
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
KOKU-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 570,377,285 $ — $ — $ 570,377,285
Preferred Stocks
655,772 — — 655,772
Rights (a)
28,718 — — 28,718
Warrants
— — 0 0
Short-Term Investments (a)
2,494,736 — — 2,494,736
Derivatives (b)
Futures Contracts
67,494 — — 67,494
TOTAL
$ 573,624,005 $ — $ 0 $ 573,624,005
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.